Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Series X Preferred Stock [Member] Next NRG Holding Corp [Member]	Common Stock [Member]	Common Stock [Member] Next NRG Holding Corp [Member]	Common Stock [Member] Common Class A [Member] Next NRG Holding Corp [Member]	Common Stock [Member] Common Class B [Member] Next NRG Holding Corp [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Next NRG Holding Corp [Member]	Retained Earnings [Member]	Retained Earnings [Member] Next NRG Holding Corp [Member]	AOCI Attributable to Parent [Member]	Total	Next NRG Holding Corp [Member]
Balance at Dec. 31, 2021			$ 133	$ 100				$ 39,212,782	$ 1,230	$ (17,339,396)	$ 45,735	$ (5,073)	$ 21,868,446	$ 47,065
Balance, shares at Dec. 31, 2021			1,312,174	100,000
Vesting of stock based compensation			$ 2					1,309,522					$ 1,309,524
Stock based compensation - related parties, shares			18,373										28,623
Stock issued for services			$ 102,759
Stock issued for services, shares			1,707
Net loss										(17,505,765)	(13,715)		$ (17,505,765)	(13,715)
Stock based compensation- other								102,759					102,759
Stock sold for cash (ATM) - net
Unrealized loss on debt securities												(39,517)	(39,517)
Imputed Interest – Related Party									1,732					1,732
Stock based compensation - other, shares			1,707
Consideration for acquisition								50,000					50,000
Consideration for acquisition, shares			2,016
Balance at Dec. 31, 2022			$ 133		$ 150	$ 100		40,675,065	2,812	(34,845,161)	32,020	(44,590)	5,785,447	35,082
Balance, shares at Dec. 31, 2022			1,334,270	100,000	15,000,000	10,000,000
Balance at Dec. 31, 2022			$ 135	$ 100				40,675,063	2,962	(34,845,161)	32,020	(44,590)	5,785,447	35,082
Vesting of stock based compensation								116,250					116,250
Stock based compensation - related parties, shares			2,604
Net loss										(2,348,771)			(2,348,771)
Stock based compensation- other								75,811					75,811
Stock sold for cash (ATM) - net								25,308					25,308
Stock sold for cash (ATM) - net of offering costs, shares			3,357
Cash paid for direct offering costs								(25,308)					(25,308)
Unrealized loss on debt securities												31,062	31,062
Net income (loss)											(900)			(900)
Balance at Mar. 31, 2023			$ 133		$ 150	$ 100		40,867,126	2,812	(37,193,932)	31,120	(13,528)	3,659,799	34,182
Balance, shares at Mar. 31, 2023			1,340,231		15,000,000	10,000,000
Balance at Dec. 31, 2022			$ 133		$ 150	$ 100		40,675,065	2,812	(34,845,161)	32,020	(44,590)	5,785,447	35,082
Balance, shares at Dec. 31, 2022			1,334,270	100,000	15,000,000	10,000,000
Balance at Dec. 31, 2022			$ 135	$ 100				40,675,063	2,962	(34,845,161)	32,020	(44,590)	5,785,447	35,082
Net loss													(4,817,582)	(138,398)
Balance at Jun. 30, 2023			$ 150		$ 150	$ 100		41,461,958	5,280	(39,662,743)	(106,378)		1,799,365	(100,848)
Balance, shares at Jun. 30, 2023			1,516,533		15,000,000	10,000,000
Balance at Dec. 31, 2022			$ 133		$ 150	$ 100		40,675,065	2,812	(34,845,161)	32,020	(44,590)	5,785,447	35,082
Balance, shares at Dec. 31, 2022			1,334,270	100,000	15,000,000	10,000,000
Balance at Dec. 31, 2022			$ 135	$ 100				40,675,063	2,962	(34,845,161)	32,020	(44,590)	5,785,447	35,082
Vesting of stock based compensation			$ 26					1,215,339					1,215,365
Stock based compensation - related parties, shares			268,986
Stock issued as debt issue costs - related party			$ 16				$ 10	919,474					919,500
Stock issued as debt issue costs - related party, shares, shares			160,000				104,000
Stock issued for services			$ 4					272,746					272,750
Stock issued for services, shares			40,000
Net loss										(10,471,889)	(596,039)		(10,471,889)	(596,039)
Stock based compensation- other								37,031					37,031
Stock sold for cash (ATM) - net								25,308					25,308	3,700,000
Stock sold for cash (ATM) - net of offering costs, shares			3,357
Cash paid for direct offering costs								(25,308)					(25,308)
Unrealized loss on debt securities												44,590	44,590
Loss on debt extinguishment - related party								291,000					291,000
Imputed Interest – Related Party									74,559					74,559
Stock based compensation - other, shares			40,000
Balance at Dec. 31, 2023			$ 181		$ 150	$ 100	$ 10	43,410,653	77,371	(45,317,050)	(564,019)		(1,906,206)	(486,398)
Balance, shares at Dec. 31, 2023			1,806,612	100,000	15,000,000	10,000,000	104,000
Balance at Dec. 31, 2023			$ 181	$ 100			$ 10	43,410,653	77,521	(45,317,050)	(564,019)		(1,906,206)	(486,398)
Balance at Mar. 31, 2023			$ 133		$ 150	$ 100		40,867,126	2,812	(37,193,932)	31,120	(13,528)	3,659,799	34,182
Balance, shares at Mar. 31, 2023			1,340,231		15,000,000	10,000,000
Vesting of stock based compensation			$ 7					334,171					334,178
Stock based compensation - related parties, shares			76,302
Stock issued as debt issue costs - related party			$ 4					255,996					256,000
Stock issued as debt issue costs - related party, shares, shares			40,000
Net loss										(2,468,811)			(2,468,811)	(900)
Stock based compensation- other								4,671					4,671
Unrealized loss on debt securities												13,528	13,528
Stock issued as debt issue costs (contingent shares) - related party			$ 6					(6)
Stock issued as debt issue costs (contingent shares) - related party, shares			60,000
Imputed Interest – Related Party									2,468					2,468
Net income (loss)											(137,498)			(137,498)
Balance at Jun. 30, 2023			$ 150		$ 150	$ 100		41,461,958	5,280	(39,662,743)	(106,378)		1,799,365	(100,848)
Balance, shares at Jun. 30, 2023			1,516,533		15,000,000	10,000,000
Balance at Dec. 31, 2023			$ 181		$ 150	$ 100	$ 10	43,410,653	77,371	(45,317,050)	(564,019)		(1,906,206)	(486,398)
Balance, shares at Dec. 31, 2023			1,806,612	100,000	15,000,000	10,000,000	104,000
Vesting of stock based compensation								147,334					147,334
Stock based compensation - related parties, shares
Stock issued as debt issue costs - related party			$ 9					345,884					345,893
Stock issued as debt issue costs - related party, shares, shares			76,289
Stock issued for services
Stock issued for services, shares			377
Net loss										(1,899,122)			(1,899,122)
Stock issued for cash - related party - ($0.00001/share)									1					1
Imputed Interest – Related Party									742					742
Stock issued for cash - related party, shares		1
Series A and B preferred stock									190,312					190,312
Net income (loss)											(415,876)			(415,876)
Balance at Mar. 31, 2024			$ 190		$ 150	$ 100	$ 10	43,903,871	268,426	(47,216,172)	(979,895)		(3,312,101)	(711,219)
Balance, shares at Mar. 31, 2024		1	1,883,277		15,000,000	10,000,000	104,000
Balance at Dec. 31, 2023			$ 181		$ 150	$ 100	$ 10	43,410,653	77,371	(45,317,050)	(564,019)		(1,906,206)	(486,398)
Balance, shares at Dec. 31, 2023			1,806,612	100,000	15,000,000	10,000,000	104,000
Balance at Dec. 31, 2023			$ 181	$ 100			$ 10	43,410,653	77,521	(45,317,050)	(564,019)		(1,906,206)	(486,398)
Vesting of stock based compensation			$ 88,336										251,334
Stock based compensation - related parties, shares			9
Stock issued as debt issue costs - related party, shares, shares			256,578
Net loss													(5,260,355)	(1,520,795)
Balance at Jun. 30, 2024			$ 216		$ 150	$ 100	$ 24	45,743,715	839,364	(50,577,405)	(2,084,814)		(4,833,450)	(1,245,200)
Balance, shares at Jun. 30, 2024		1	2,151,902		15,000,000	10,000,000	242,000
Balance at Mar. 31, 2024			$ 190		$ 150	$ 100	$ 10	43,903,871	268,426	(47,216,172)	(979,895)		(3,312,101)	(711,219)
Balance, shares at Mar. 31, 2024		1	1,883,277		15,000,000	10,000,000	104,000
Vesting of stock based compensation			$ 9					103,991					104,000
Stock based compensation - related parties, shares			88,336
Stock issued as debt issue costs - related party			$ 17					1,058,317					1,058,334
Stock issued as debt issue costs - related party, shares, shares			180,289
Net loss										(3,361,233)			(3,361,233)	(1,104,919)
Stock issued in connection with loan interest expense – related party							$ 14	677,536					677,550
Stock issued in connection with loan interest expense - related party, shares							138,000
Series A and B preferred stock									570,938					570,938
Net income (loss)											(1,104,919)			(1,104,919)
Balance at Jun. 30, 2024			$ 216		$ 150	$ 100	$ 24	$ 45,743,715	$ 839,364	$ (50,577,405)	$ (2,084,814)		$ (4,833,450)	$ (1,245,200)
Balance, shares at Jun. 30, 2024		1	2,151,902		15,000,000	10,000,000	242,000